OTHER LIABILITIES	12 Months Ended
Jun. 30, 2018
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 12 -	OTHER LIABILITIES

Other liabilities as of June 30, 2018 and 2017 consisted of:

	2018	2017
Other tax payable	$1,034,048	$771,293
Accrued legal and professional fees	415,780	3,861
Deposits received from guarantee service customers	60,432	59,019
Accrued payroll	50,701	45,356
Other payables	1,858	14,040
	$1,562,819	$893,569